ADAMS NATURAL RESOURCES FUND, INC.

Schedule of Investments

March 31, 2020
(unaudited)
	Shares	Value (a)
Common Stocks — 98.6%
Energy — 72.0%
Equipment & Services — 4.4%
Baker Hughes Company	207,000	$2,173,500
Halliburton Company	314,670	2,155,490
Helmerich & Payne, Inc.	29,500	461,675
National Oilwell Varco, Inc.	125,000	1,228,750
Schlumberger Limited	481,300	6,492,737
TechnipFMC plc	130,900	882,266
		13,394,418
Exploration & Production — 15.5%
Apache Corporation	128,700	537,966
Cabot Oil & Gas Corporation	113,400	1,949,346
Concho Resources Inc.	84,640	3,626,824
ConocoPhillips	524,800	16,163,840
Devon Energy Corporation	128,100	885,171
Diamondback Energy, Inc.	71,300	1,868,060
EOG Resources, Inc.	226,800	8,146,656
Hess Corporation	92,900	3,093,570
Marathon Oil Corporation	265,200	872,508
Noble Energy, Inc.	156,700	946,468
Occidental Petroleum Corporation	347,051	4,018,851
Pioneer Natural Resources Company	68,000	4,770,200
Whiting Petroleum Corporation (b)	50,675	33,972
		46,913,432
Integrated Oil & Gas — 38.3%
Chevron Corporation	766,200	55,518,852
Exxon Mobil Corporation	1,586,030	60,221,559
		115,740,411
Refining & Marketing — 7.3%
HollyFrontier Corporation	53,600	1,313,736
Marathon Petroleum Corporation	231,185	5,460,589
Phillips 66	162,775	8,732,879
Valero Energy Corporation	147,400	6,686,064
		22,193,268
Storage & Transportation — 6.5%
Kinder Morgan, Inc.	730,000	10,161,600
ONEOK, Inc.	167,300	3,648,813
Williams Companies, Inc.	410,100	5,802,915
		19,613,328

Schedule of Investments (continued)

March 31, 2020
(unaudited)
	Shares	Value (a)
Materials — 26.6%
Chemicals — 16.5%
Air Products and Chemicals, Inc.	24,000	$4,790,640
Albemarle Corporation	11,200	631,344
Celanese Corporation	11,900	873,341
CF Industries Holdings, Inc.	20,500	557,600
Corteva Inc.	76,945	1,808,208
Dow, Inc.	74,645	2,182,620
DuPont de Nemours, Inc.	115,645	3,943,494
Eastman Chemical Company	16,300	759,254
Ecolab Inc.	31,500	4,908,645
FMC Corporation	36,000	2,940,840
International Flavors & Fragrances Inc.	10,400	1,061,632
Linde plc	103,100	17,836,300
LyondellBasell Industries N.V.	85,600	4,248,328
Materials Select Sector SPDR Fund	20,500	923,320
Mosaic Company	38,701	418,745
PPG Industries, Inc.	23,800	1,989,680
		49,873,991
Construction Materials — 3.8%
Martin Marietta Materials, Inc.	6,000	1,135,380
Sherwin-Williams Company	17,500	8,041,600
Vulcan Materials Company	20,800	2,247,856
		11,424,836
Containers & Packaging — 2.9%
Amcor plc	154,700	1,256,164
Avery Dennison Corporation	10,700	1,090,009
Ball Corporation	31,900	2,062,654
International Paper Company	40,700	1,266,991
Packaging Corporation of America	22,700	1,971,041
Sealed Air Corporation	16,400	405,244
WestRock Company	27,500	777,150
		8,829,253
Metals & Mining — 3.4%
Freeport-McMoRan, Inc.	383,200	2,586,600
Newmont Corporation	114,500	5,184,560
Nucor Corporation	72,700	2,618,654
		10,389,814

Schedule of Investments (continued)

March 31, 2020
(unaudited)
	Shares	Value (a)
Total Common Stocks
(Cost $502,626,522)		$298,372,751
Short-Term Investments — 1.3%
Money Market Funds — 1.3%
Northern Institutional Treasury Portfolio, 0.45% (c)
(Cost $3,896,095)	3,896,095	3,896,095
Total — 99.9% of Net Assets
(Cost $506,522,617)		302,268,846
Other Assets Less Liabilities — 0.1%		279,849
Net Assets — 100.0%		$302,548,695

Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Exxon Mobil Corporation (39,200 shares)	4/27/2021	$1,238,622	$249,638	$—
Pay total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate less 1.30%.	Short	Energy Select Sector SPDR Fund (52,600 shares)	4/27/2021	(1,243,269)	—	(285,508)

Gross unrealized gain (loss) on open total return swap agreements					$249,638	$(285,508)
Net unrealized loss on open total return swap agreements (d)						$(35,870)
(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(d)
Counterparty for all open swap agreements is Morgan Stanley.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.